Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Acquisition Date Fair Value Of Each Major Class Of Identifiable Assets And Liabilities Recognized

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	100% VBI July 1, 2022	100% Igah November 30, 2022
Total purchase consideration
Cash consideration paid (a)	10,815	8,116
Consideration payable (b)	10,859	4,771
Contingent consideration payable	8,355	—
Option arrangements	(827)	7,884
Total purchase consideration	29,202	20,771
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	600	36
Accounts receivable	2,462	—
Net working capital	(2,587)	64
Intangible assets: non-contractual customer relationships	23,246	2,120
Intangible assets: brands	3,617	—
Property and equipment	539	—
Lease liability	(420)	—
Net identifiable assets acquired	27,457	2,220

Less non-controlling interest (c)	(13,729)	—
Add: Goodwill	15,474	18,551
Net assets acquired	29,202	20,771

a.Purchase consideration – cash outflow for the year ending December 31, 2022 to acquire the subsidiary, net of cash acquired

	VBI	IGAH	Total
Cash consideration	10,815	8,116	18,931
Less: Cash acquired	(600)	(36)	(636)
Net outflow of cash -investing activities	10,215	8,080	18,295

b.Consideration payable to VBI and Igah includes preferred dividends payable to preferred shareholder of VBI and is subject to change pending the finalization of the fair value within the measurement period in accordance with IFRS 3.

c.The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in VBI, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.

As disclosed in note 12(d) and note 29(b) the Group is applying the anticipated method of acquisition to recognize Igah IV in accordance with IFRS 10 considering the contractual arrangements that in substance gives the Group control of Igah IV.
Details of the purchase consideration, the net assets acquired and goodwill listed below are final with adjustments in the measurement period to reclassify US$0.3 million from goodwill to non-contractual customer relationships as disclosed in note 14:

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
Moneda
Total purchase consideration
Cash consideration paid	132,331
Consideration payable	16,437
Share issued	184,789
Contingent consideration payable	25,491
Total purchase consideration	359,048

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	9,564
Accounts receivable	14,852
Working Capital	(27,137)
Intangible assets: non-contractual customer relationships	85,954
Intangible assets: brands	15,598
Fixed assets	6,769
Tax assets and liabilities	1,698
Other assets and other liabilities	7,718
Net identifiable assets acquired	115,016

Goodwill	244,032
Net assets acquired	359,048